Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Financial Position (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Tangible and right of use assets	$ 2,750,000,000
Tangible assets	2,592,000,000	$ 3,381,000,000		$ 3,742,000,000
Intangible assets	123,000,000	123,000,000		138,000,000
Investments in associates and joint ventures	1,581,000,000	1,528,000,000		1,507,000,000
Other investments	76,000,000	141,000,000		131,000,000
Inventories	93,000,000	106,000,000		100,000,000
Trade, other receivables and other assets	122,000,000	102,000,000		67,000,000
Deferred taxation	105,000,000	0		4,000,000
Cash restricted for use	31,000,000	35,000,000		37,000,000
Non-current assets	4,881,000,000	5,416,000,000		5,726,000,000
Current assets
Other investments	10,000,000	6,000,000		7,000,000
Inventories, trade and other receivables, intergroup balances and other current assets	882,000,000	861,000,000		905,000,000
Cash restricted for use	33,000,000	31,000,000		28,000,000
Cash and cash equivalents	456,000,000	329,000,000		205,000,000	$ 215,000,000
Current assets other than non-current assets held for sale	1,381,000,000	1,227,000,000		1,145,000,000
Assets held for sale	601,000,000	0		348,000,000
Current assets	1,982,000,000	1,227,000,000		1,493,000,000
Total assets	6,863,000,000	6,643,000,000		7,219,000,000
EQUITY AND LIABILITIES
Share capital and premium	7,199,000,000	7,171,000,000		7,134,000,000
Retained earnings (accumulated losses) and other reserves	(4,559,000,000)	(4,519,000,000)		(4,471,000,000)
Shareholders’ equity	2,640,000,000	2,652,000,000		2,663,000,000
Non-controlling interests	36,000,000	42,000,000		41,000,000
Total equity	2,676,000,000	2,694,000,000	$ 2,704,000,000	2,704,000,000	2,754,000,000
Non-current liabilities	2,478,000,000	3,156,000,000		3,660,000,000
Current liabilities including intergroup balances	1,437,000,000	793,000,000		729,000,000
Liabilities held for sale	272,000,000	0		126,000,000
Total liabilities	4,187,000,000	3,949,000,000		4,515,000,000
Total equity and liabilities	6,863,000,000	6,643,000,000		7,219,000,000
Consolidation adjustments
Non-current assets
Tangible and right of use assets	6,000,000
Tangible assets		0		0
Intangible assets	(1,000,000)	(1,000,000)		(2,000,000)
Investments in associates and joint ventures	(7,136,000,000)	(6,508,000,000)		(6,611,000,000)
Other investments	(2,000,000)	(2,000,000)		(2,000,000)
Inventories	0	0		0
Trade, other receivables and other assets	(29,000,000)	(29,000,000)		(29,000,000)
Deferred taxation	0			0
Cash restricted for use	0	0		0
Non-current assets	(7,162,000,000)	(6,540,000,000)		(6,644,000,000)
Current assets
Other investments	0	0		0
Inventories, trade and other receivables, intergroup balances and other current assets	(1,317,000,000)	(1,111,000,000)		(877,000,000)
Cash restricted for use	0	0		0
Cash and cash equivalents	0	0		0	0
Current assets other than non-current assets held for sale	(1,317,000,000)	(1,111,000,000)		(877,000,000)
Assets held for sale	0			0
Current assets	(1,317,000,000)			(877,000,000)
Total assets	(8,479,000,000)	(7,651,000,000)		(7,521,000,000)
EQUITY AND LIABILITIES
Share capital and premium	(6,933,000,000)	(6,917,000,000)		(6,920,000,000)
Retained earnings (accumulated losses) and other reserves	1,047,000,000	1,904,000,000		1,872,000,000
Shareholders’ equity	(5,886,000,000)	(5,013,000,000)		(5,048,000,000)
Non-controlling interests	0	0		0
Total equity	(5,886,000,000)	(5,013,000,000)		(5,048,000,000)
Non-current liabilities	0	0		0
Current liabilities including intergroup balances	(2,593,000,000)	(2,638,000,000)		(2,473,000,000)
Liabilities held for sale	0			0
Total liabilities	(2,593,000,000)	(2,638,000,000)		(2,473,000,000)
Total equity and liabilities	(8,479,000,000)	(7,651,000,000)		(7,521,000,000)
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Non-current assets
Tangible and right of use assets	4,000,000
Tangible assets		625,000,000		739,000,000
Intangible assets	1,000,000	1,000,000		1,000,000
Investments in associates and joint ventures	2,646,000,000	2,383,000,000		2,371,000,000
Other investments	2,000,000	2,000,000		2,000,000
Inventories	0	1,000,000		0
Trade, other receivables and other assets	0	0		0
Deferred taxation	105,000,000			0
Cash restricted for use	0	0		0
Non-current assets	2,758,000,000	3,012,000,000		3,113,000,000
Current assets
Other investments	0	0		0
Inventories, trade and other receivables, intergroup balances and other current assets	333,000,000	390,000,000		471,000,000
Cash restricted for use	0	0		0
Cash and cash equivalents	12,000,000	7,000,000		11,000,000	44,000,000
Current assets other than non-current assets held for sale	345,000,000	397,000,000		482,000,000
Assets held for sale	253,000,000			310,000,000
Current assets	598,000,000			792,000,000
Total assets	3,356,000,000	3,409,000,000		3,905,000,000
EQUITY AND LIABILITIES
Share capital and premium	7,199,000,000	7,171,000,000		7,134,000,000
Retained earnings (accumulated losses) and other reserves	(4,559,000,000)	(4,519,000,000)		(4,471,000,000)
Shareholders’ equity	2,640,000,000	2,652,000,000		2,663,000,000
Non-controlling interests	0	0		0
Total equity	2,640,000,000	2,652,000,000		2,663,000,000
Non-current liabilities	225,000,000	319,000,000		527,000,000
Current liabilities including intergroup balances	401,000,000	438,000,000		591,000,000
Liabilities held for sale	90,000,000			124,000,000
Total liabilities	716,000,000	757,000,000		1,242,000,000
Total equity and liabilities	3,356,000,000	3,409,000,000		3,905,000,000
IOMco (the “Issuer”) | Reportable Legal Entities
Non-current assets
Tangible and right of use assets	0
Tangible assets		0		0
Intangible assets	0	0		0
Investments in associates and joint ventures	4,612,000,000	4,255,000,000		4,376,000,000
Other investments	2,000,000	3,000,000		6,000,000
Inventories	0	0		0
Trade, other receivables and other assets	29,000,000	29,000,000		29,000,000
Deferred taxation	0			0
Cash restricted for use	0	0		0
Non-current assets	4,643,000,000	4,287,000,000		4,411,000,000
Current assets
Other investments	10,000,000	6,000,000		6,000,000
Inventories, trade and other receivables, intergroup balances and other current assets	619,000,000	416,000,000		145,000,000
Cash restricted for use	0	0		1,000,000
Cash and cash equivalents	102,000,000	97,000,000		21,000,000	32,000,000
Current assets other than non-current assets held for sale	731,000,000	519,000,000		173,000,000
Assets held for sale	0			0
Current assets	731,000,000			173,000,000
Total assets	5,374,000,000	4,806,000,000		4,584,000,000
EQUITY AND LIABILITIES
Share capital and premium	6,096,000,000	6,096,000,000		6,096,000,000
Retained earnings (accumulated losses) and other reserves	(2,715,000,000)	(3,310,000,000)		(3,491,000,000)
Shareholders’ equity	3,381,000,000	2,786,000,000		2,605,000,000
Non-controlling interests	0	0		0
Total equity	3,381,000,000	2,786,000,000		2,605,000,000
Non-current liabilities	1,031,000,000	1,734,000,000		1,764,000,000
Current liabilities including intergroup balances	962,000,000	286,000,000		215,000,000
Liabilities held for sale	0			0
Total liabilities	1,993,000,000	2,020,000,000		1,979,000,000
Total equity and liabilities	5,374,000,000	4,806,000,000		4,584,000,000
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Non-current assets
Tangible and right of use assets	2,740,000,000
Tangible assets		2,756,000,000		3,003,000,000
Intangible assets	123,000,000	123,000,000		139,000,000
Investments in associates and joint ventures	1,459,000,000	1,398,000,000		1,371,000,000
Other investments	74,000,000	138,000,000		125,000,000
Inventories	93,000,000	105,000,000		100,000,000
Trade, other receivables and other assets	122,000,000	102,000,000		67,000,000
Deferred taxation	0			4,000,000
Cash restricted for use	31,000,000	35,000,000		37,000,000
Non-current assets	4,642,000,000	4,657,000,000		4,846,000,000
Current assets
Other investments	0	0		1,000,000
Inventories, trade and other receivables, intergroup balances and other current assets	1,247,000,000	1,166,000,000		1,166,000,000
Cash restricted for use	33,000,000	31,000,000		27,000,000
Cash and cash equivalents	342,000,000	225,000,000		173,000,000	$ 139,000,000
Current assets other than non-current assets held for sale	1,622,000,000	1,422,000,000		1,367,000,000
Assets held for sale	348,000,000			38,000,000
Current assets	1,970,000,000			1,405,000,000
Total assets	6,612,000,000	6,079,000,000		6,251,000,000
EQUITY AND LIABILITIES
Share capital and premium	837,000,000	821,000,000		824,000,000
Retained earnings (accumulated losses) and other reserves	1,668,000,000	1,406,000,000		1,619,000,000
Shareholders’ equity	2,505,000,000	2,227,000,000		2,443,000,000
Non-controlling interests	36,000,000	42,000,000		41,000,000
Total equity	2,541,000,000	2,269,000,000		2,484,000,000
Non-current liabilities	1,222,000,000	1,103,000,000		1,369,000,000
Current liabilities including intergroup balances	2,667,000,000	2,707,000,000		2,396,000,000
Liabilities held for sale	182,000,000			2,000,000
Total liabilities	4,071,000,000	3,810,000,000		3,767,000,000
Total equity and liabilities	$ 6,612,000,000	$ 6,079,000,000		$ 6,251,000,000